Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Detailed Information about Intangible Assets

Acquired development programs
£’000s
Cost at January 1, 2019	33,005
Additions	12,693
Currency translation effects	(171)
Cost at December 31, 2019	45,527

Disposals	(13,386)
Currency translation	864

Cost at December 31, 2020	33,005

Revision to estimated value at January 1, 2019	(373)
Revisions to estimated value	(698)

Revision to estimated value at December 31, 2019	(1,071)

Revision to estimated value	(286)

Revision to estimated value at December 31, 2020	(1,357)

Net book value at January 1, 2019	32,632
Net book value at December 31, 2019	44,456

Net book value at December 31, 2020	31,648